Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2011
Income Taxes
Valuation allowance	$ 8,400,000
Operating loss carryforwards	83,200,000
Tax credit carryforward	1,600,000
Valuation allowance recorded	1,600,000
Windfall tax benefits from stock option exercises	12,900,000
Undistributed earnings	1,300,000,000
Increase of the liability for uncertain tax positions	16,800,000
Estimated accrued interest and penalties	$ 4,900,000